Note 9 - Finance Costs	12 Months Ended
Dec. 31, 2022
Statement Line Items [Line Items]
Disclosure of finance cost [text block]
9	Finance costs

	Year ended December 31, 2022	Year ended December 31, 2021

Interest on leases and other interest	$143,058	$616,286
Interest and fees on term loans (note 15 (a))	401,286	436,996
	544,344	1,053,282